Consolidated Statements Of Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Predecessor [Member] USD ($)	Predecessor Before Adjustments [Member] USD ($)	Successor [Member] USD ($)	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor Before Adjustments [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor Before Adjustments [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Successor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor Before Adjustments [Member] USD ($)	Non-Controlling Interest [Member] Successor [Member] USD ($)
Balance at Dec. 31, 2009		$ 158,199						$ 48,867			$ 101,733		$ 7,599
Balance Shares at Dec. 31, 2009					1,000
Net (loss) income		(135,455)									(136,786)		1,331
Cash contributions to members of consolidated entities		6,546											6,546
Cash distributions to members of consolidated entities		(3,913)											(3,913)
Balance at Dec. 31, 2010		25,377						48,867			(35,053)		11,563
Balance Shares at Dec. 31, 2010					1,000
Net (loss) income		(192,898)									(193,330)		432
Cash contributions to members of consolidated entities		6,605											6,605
Cash distributions to members of consolidated entities		(8,954)											(8,954)
Balance at Dec. 31, 2011		(169,870)						48,867			(228,383)		9,646
Balance Shares at Dec. 31, 2011					1,000
Net (loss) income	228,497	228,497									(7,201)		114
Cash contributions to members of consolidated entities		1,825											1,825
Cash distributions to members of consolidated entities		(1,897)											(1,897)
Issuance of common stock			44,115			924			43,191
Issuance of common stock Shares						92,368,000
Cancellation of predecessor common stock					(1,000)
Plan of reorganization and fresh start valuation adjustments		185,129									186,717		(1,588)
Elimination of predecessor accumulated deficit								(48,867)			48,867
Balance at Feb. 24, 2012		(177,029)	8,100	52,215			924	48,867		43,191	(235,584)		9,688	8,100	8,100
Balance Shares at Feb. 24, 2012					1,000		92,368,000
Net (loss) income				(6,861)								(8,859)			1,998
Cash contributions to members of consolidated entities				15,313											15,313
Cash distributions to members of consolidated entities				(16,004)											(16,004)
Issuance of common stock				26,500			252			26,248
Issuance of common stock Shares							25,239,000
Issuance of restricted stock							25			(25)
Issuance of restricted stock Shares							2,499,000
Stock based compensation				3,699						3,699
Preferred stock dividends				(2,743)								(2,743)
Balance at Dec. 31, 2012				$ 72,119			$ 1,201			$ 73,113		$ (11,602)			$ 9,407
Balance Shares at Dec. 31, 2012							120,106,000